CONTRACTUAL RIGHTS AND OBLIGATIONS - Contractual obligations (Details) $ in Millions	Dec. 31, 2019 USD ($)
Contractual Obligations [Line Items]
Borrowings	$ 863.4
Interest payments related to scheduled interest fixing	97.2
Estimated variable interest payments	34.1
Newbuilding installments	51.2
Committed scrubber installations	32.0
Trade payables and other obligations	76.3
Total	1,155.2
2020
Contractual Obligations [Line Items]
Borrowings	101.2
Interest payments related to scheduled interest fixing	33.8
Estimated variable interest payments	4.3
Newbuilding installments	51.2
Committed scrubber installations	32.0
Trade payables and other obligations	76.3
Total	298.8
2021
Contractual Obligations [Line Items]
Borrowings	326.9
Interest payments related to scheduled interest fixing	25.4
Estimated variable interest payments	6.7
Newbuilding installments	0.0
Committed scrubber installations	0.0
Trade payables and other obligations	0.0
Total	359.0
2022
Contractual Obligations [Line Items]
Borrowings	119.5
Interest payments related to scheduled interest fixing	13.1
Estimated variable interest payments	4.4
Newbuilding installments	0.0
Committed scrubber installations	0.0
Trade payables and other obligations	0.0
Total	137.0
2023
Contractual Obligations [Line Items]
Borrowings	30.8
Interest payments related to scheduled interest fixing	10.0
Estimated variable interest payments	3.6
Newbuilding installments	0.0
Committed scrubber installations	0.0
Trade payables and other obligations	0.0
Total	44.4
2024
Contractual Obligations [Line Items]
Borrowings	82.8
Interest payments related to scheduled interest fixing	8.0
Estimated variable interest payments	3.5
Newbuilding installments	0.0
Committed scrubber installations	0.0
Trade payables and other obligations	0.0
Total	94.3
Thereafter
Contractual Obligations [Line Items]
Borrowings	202.2
Interest payments related to scheduled interest fixing	6.9
Estimated variable interest payments	11.6
Newbuilding installments	0.0
Committed scrubber installations	0.0
Trade payables and other obligations	0.0
Total	$ 220.7